CSC Small Cap Value Fund (Prospectus Summary): | CSC Small Cap Value Fund
CSC Small Cap Value Fund

MANAGED PORTFOLIO SERIES (the “Trust”)

CSC Small Cap Value Fund

(the “Fund”)

Supplement dated November 30, 2012 to the

Prospectus and Summary Prospectus for the Fund

dated December 16, 2011, as supplemented January 31, 2012

Effective January 28, 2013, the Fund will impose a 2% redemption fee on shares sold within 60 days of purchase to discourage market timing and/or short-term trading of the Fund’s shares.

The Fund will use the first-in, first-out (“FIFO”) method to determine the 60-day holding period. Under this method, the date of the redemption will be compared to the earliest purchase date of shares held in the account.  If this holding period is 60 days or less, the redemption fee will be assessed.  The redemption fee will be applied on redemptions of each investment made by a shareholder that does not remain in the Fund for at least a 60-day period from the date of purchase.  This fee will not apply to Fund shares acquired through reinvested distributions (net investment income and capital gains), redemptions under the Fund’s systematic withdrawal plan and shares purchased pursuant to the Fund’s automatic investment plan.  The Fund’s redemption fee will also be waived on sales of Fund shares made in connection with non-discretionary portfolio rebalancing associated with certain wrap accounts and certain retirement plans.

Although the Fund has the goal of applying this redemption fee to most redemptions of shares held for 60 days or less, the Fund may not always be able to track short-term trading effected through financial intermediaries in non-disclosed or omnibus accounts.

The Fund also reserves the right to waive the redemption fee, subject to its sole discretion, in instances deemed by the Adviser not to be disadvantageous to the Fund or its shareholders and which do not indicate market timing strategies.

This supplement should be retained with your Prospectus and Summary Prospectus for future reference.